Business and Organization	6 Months Ended
Sep. 30, 2022
Basis and Organization [Abstract]
BUSINESS AND ORGANIZATION
1.	BUSINESS AND ORGANIZATION

Metalpha Technology Holding Limited (“the Company”), formerly Dragon Victory International Limited, was formed in the Cayman Islands on July 19, 2015. The Company operates through its PRC operating entities and Metalpha Limited, a company incorporated in the British Virgin Islands. The PRC operating entities currently have one line of business, namely, supply chain management platform services. Metalpha Limited operates cryptocurrency derivative product services in Hong Kong.

On September 21, 2022, the Company transferred 100% of the equity interest in Radiant Alpha Limited, a wholly-owned subsidiary of Metalpha Limited to Antalpha Technologies Holdings Limited (“Antalpha”), the minority shareholder of Metalpha Limited, for a consideration of US$1. Radiant Alpha Limited has no operations as at the date of the disposal.

On November 15, 2022, the shareholders of the Company approved the change of the name of the Company from “Dragon Victory International Limited” to “Metalpha Technology Holding Limited”.

Particulars of subsidiaries of the Company are as below:

	Place of incorporation	Issued share	Principal	Percentage of shareholding%
Company	and operation	capital	activities	Direct	Indirect
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”)	British Virgin Islands	US$50,000	Investment holding	100%	-
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”)	Hong Kong	HK$10,000	Investment holding	-	100%
HangZhou Longyun Network Technology Co., Ltd (“HangZhou Longyun”) (1)	People’s Republic of China (“PRC”)	RMB7,745,000	Crowdfunding and incubation business	-	-
Hangzhou Dacheng Investment Management Co., Ltd. (“Hangzhou Dacheng”)	PRC	RMB47,497,000	Investment holding	-	100%
Dacheng Liantong Zhejiang Information Technology Co., Ltd (“Dacheng Liantong”)(1)	PRC	RMB8,000,000	Supply chain management platform services	-	-
Hangzhou Xuzhihang Supply Chain Management Co., Ltd. (“Hangzhou Xuzhihang”) (1)	PRC	RMB1,000,000	Supply chain management platform services	-	-
Meta Rich Limited	British Virgin Islands	US$1	Investment holding	-	100%
LSQ Capital Limited	Hong Kong	HK$2,000,000	Advising on securities and asset management	-	100%
Metalpha Limited	British Virgin Islands	US$4,000,000	Proprietary trading of digital assets	-	51%
LSQ Investment Limited	Hong Kong	HK$1	Inactive	-	100%
Hangzhou Taikexi Dacheng Automobile Technology Service Co. Ltd.	PRC	RMB8,700,000	Inactive	-	60%

Notes:

(1)	On March 20, 2018, the Company’s indirectly wholly-owned subsidiary, Hangzhou Dacheng, and HangZhou Longyun signed agreements to give Hangzhou Dacheng the exclusive control over HangZhou Longyun’s management and operations. The purpose and design of the agreements between Hangzhou Dacheng and HangZhou Longyun, was to consolidate Hangzhou Longyun under the Company by way of common control. As both the Company and HangZhou Longyun are commonly control by Mr. Yu Han and Ms. Koulin Han, both immediately before and after the acquisition, this transaction was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss was recognized. All the assets and liabilities of HangZhou Longyun are carried using their original basis. Hence, HangZhou Longyun was consolidated under the Company since its inception due to the purpose and design of the establishment of the agreements. Dacheng Liantong and Hangzhou Xuzhihang are the indirectly owned subsidiaries of HangZhou Longyun.

(2)	Shenzhen Guanpeng International Technology Co., Ltd (“Guanpeng”), an indirectly wholly-owned subsidiary of the Company established on August 3, 2018, has been deregistered on May 24, 2022.